CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	¥ 7,710,711	¥ 8,608,131
Restricted cash	42,135	158,075
Accounts receivable, net of allowance for credit losses	2,545,913	2,406,025
Value-added-tax ("VAT") recoverable	214,385	164,743
Prepaid expenses	174,949	186,807
Other current assets	295,560	427,295
Total current assets	10,983,653	11,951,076
Non-current assets
Restricted cash	165,086	115,860
VAT recoverable	1,399,844	1,155,586
Property and equipment, net	47,499,494	46,916,628
Intangible assets, net	688,550	1,047,709
Prepaid land use rights, net	22,388	23,002
Operating lease right-of-use assets	5,436,288	5,633,946
Goodwill	7,076,505	7,076,505
Deferred tax assets	289,847	228,999
Other non-current assets	885,035	664,643
Total non-current assets	63,463,037	62,862,878
Total assets	74,446,690	74,813,954
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB83,502 and RMB260,509 as of December 31, 2022 and 2023, respectively)	2,833,953	3,623,967
Convertible bonds payable, current		2,083,829
Accounts payable (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB493,332 and RMB536,177 as of December 31, 2022 and 2023, respectively)	3,424,937	3,092,884
Accrued expenses and other payables (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB235,388 and RMB189,245 as of December 31, 2022 and 2023, respectively)	1,198,451	1,016,961
Deferred revenue (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB151,050 and RMB108,496 as of December 31, 2022 and 2023, respectively)	119,885	156,130
Operating lease liabilities, current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB41,898 and RMB40,267 as of December 31, 2022 and 2023, respectively)	180,403	175,749
Finance lease and other financing obligations, current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB33,398 and RMB39,117 as of December 31, 2022 and 2023, respectively)	547,847	453,855
Total current liabilities	8,305,476	10,603,375
Non-current liabilities
Long-term borrowings, excluding current portion (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB10,231 and RMB6,407 as of December 31, 2022 and 2023, respectively)	26,706,256	23,518,058
Convertible bonds payable	8,434,766	4,294,985
Operating lease liabilities, non-current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB134,684 and RMB99,806 as of December 31, 2022 and 2023, respectively)	1,395,981	1,617,986
Finance lease and other financing obligations, non-current (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB931,580 and RMB894,318 as of December 31, 2022 and 2023, respectively)	7,894,185	8,916,266
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB69,831 and RMB44,490 as of December 31, 2022 and 2023, respectively)	1,282,484	1,410,376
Other long-term liabilities (including amounts of the consolidated VIEs without recourse to GDS Holdings of RMB52,222 and RMB52,478 as of December 31, 2022 and 2023, respectively)	303,739	268,253
Total non-current liabilities	46,017,411	40,025,924
Total liabilities	54,322,887	50,629,299
Mezzanine Equity
Redeemable preferred shares (US $0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2022 and 2023; Redemption value of RMB1,047,012 and RMB1,064,766 as of December 31, 2022 and 2023, respectively; Liquidation preference of RMB1,047,012 and RMB1,064,766 as of December 31, 2022 and 2023, respectively)	1,064,766	1,047,012
Total mezzanine equity	1,064,766	1,047,012
GDS Holdings Limited Shareholders' Equity
Ordinary shares (US $0.00005 par value; 2,002,000,000 and 3,500,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 1,456,842,655 and 1,480,842,655 Class A ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively; 67,590,336 and 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2022 and 2023, respectively)	516	516
Additional paid-in capital	29,337,095	29,048,598
Accumulated other comprehensive loss	(974,393)	(848,360)
Accumulated deficit	(9,469,758)	(5,179,705)
Total GDS Holdings Limited shareholders' equity	18,893,460	23,021,049
Non-controlling interests	165,577	116,594
Total equity	19,059,037	23,137,643
Commitments and contingencies
Total liabilities, mezzanine equity and equity	¥ 74,446,690	¥ 74,813,954